Risk management and concentrations of risk	9 Months Ended
Sep. 30, 2016
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
13. Risk management and concentrations of risk

Derivative instruments can be used in accordance with the overall risk management policy.

Foreign exchange risk

All financing, interest expenses from financing and most of the Partnership’s revenue and expenditures for vessel improvements are denominated in U.S. dollars. Certain operating expenses can be denominated in currencies other than U.S. dollars. For the three and nine months ended September 30, 2016, and 2015, no derivative financial instruments have been used to manage foreign exchange risk. The Gallant time charter provides that revenues are denominated 90% in U.S. dollars and 10% in Egyptian pounds, or as otherwise agreed between the parties from time to time. For the three and nine months ended September 30, 2016, the revenues from the Höegh Gallant were denominated 98% in U.S. dollars and 2% in Egyptian pounds and 93% in U.S. dollars and 7% in Egyptian pounds, respectively. A limited amount of operating expenses was also denominated in Egyptian pounds. Due to restrictions in Egypt, exchangeability between Egyptian pounds and other currencies was more than temporarily lacking during the nine months ended September 30, 2016. There are two official published rates for the Egyptian pound. The lower rate is applied in the Partnership’s consolidated and combined carve-out financial statements for revenues, expenses, assets and liabilities. Egyptian authorities set the official published rates which are subject to devaluation. The Partnership classifies cash in Egyptian pounds in excess of working capital needs in Egyptian pounds as long-term restricted cash and cash in Egyptian pounds required as guarantees as short-term restricted cash. The Partnership reduced its exposure to devaluation of the Egyptian pound by repaying $0.5 million of amounts due to owners and affiliates in Egyptian pounds during the three months ended June 30, 2016 and by decreasing the revenues denominated in Egyptian pounds to more closely match its working capital requirements for the second and third quarters of 2016. As a result, there was no long-term restricted cash in Egyptian pounds as of September 30, 2016. Monetary assets denominated in Egyptian pounds are subject to devaluation risk.

On November 3, 2016, the Egyptian central bank announced the intention to allow the Egyptian pound to trade freely and increased the interest rates by 300 basis points. Removing currency restrictions and introducing market based rates should allow for exchangeability between Egyptian pounds and other currencies. As of November 14, 2016, the official sell rate of the Egyptian pound was reduced by 45% compared to the fixed rate on September 30, 2016. Based on the outstanding balances of monetary assets and liabilities as of September 30, 2016, a 45% to 60% reduction in the Egyptian pound to U.S. dollar rate would result in a foreign exchange loss to the Partnership of approximately $0.1 million to $0.2 million.

Interest rate risk

Interest rate swaps are utilized to exchange a receipt of floating interest for a payment of fixed interest to reduce the exposure to interest rate variability on its outstanding floating-rate debt. As of September 30, 2016 and December 31, 2015, there are interest rate swap agreements on the Lampung and Gallant facilities’ floating rate debt that are designated as cash flow hedges for accounting purposes. As of September 30, 2016, the following interest rate swap agreements were outstanding:

			Fair
			value		Fixed
	Interest		carrying		interest
	rate	Notional	amount		rate
(in thousands of U.S. dollars)	index	amount	liability	Term	(1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$178,974	(12,177)	Sept 2026	2.8%
Gallant interest rate swaps (2)	LIBOR	$136,500	(3,055)	Sept 2019	1.9%

1)	Excludes the margins paid on the floating-rate debt.
2)	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated and combined carve-out balance sheets.

	Current	Long-term
	liabilities:	liabilities:
	derivative	derivative
	financial	financial
(in thousands of U.S. dollars)	instruments	instruments
As of September 30, 2016
Interest rate swaps	$(4,103)	$(11,129)
As of December 31, 2015
Interest rate swaps	$(4,912)	$(5,855)

The following effects of cash flow hedges relating to interest rate swaps are included in gain on derivative financial instruments in the consolidated and combined carve-out statements of income for the three and nine months ended September 30, 2016 and 2015.

	Three months ended
	September 30, 2016
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	30	$30
Amortization of amount excluded from hedge effectiveness	—	701	701
Reclassification from accumulated other comprehensive income	—	(214)	(214)
Gain (loss) on derivative financial instruments	$—	517	$517

	Three months ended
	September 30, 2015
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	266	$266
Amortization of amount excluded from hedge effectiveness	—	302	302
Reclassification from accumulated other comprehensive income	—	(214)	(214)
Gain (loss) on derivative financial instruments	$—	354	$354

	Nine months ended
	September 30, 2016
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	12	$12
Amortization of amount excluded from hedge effectiveness	—	1,807	1,807
Reclassification from accumulated other comprehensive income	—	(641)	(641)
Gain (loss) on derivative financial instruments	$—	1,178	$1,178

	Nine months ended
	September 30, 2015
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	(7)	$(7)
Amortization of amount excluded from hedge effectiveness	—	1,115	1,115
Reclassification from accumulated other comprehensive income	—	(641)	(641)
Gain (loss) on derivative financial instruments	$—	467	$467

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income and changes in accumulated other comprehensive income (“OCI”) in the consolidated and combined carve-out statements of changes in partners’ capital/ owner’s equity is as follows for the periods ended and as of September 30, 2016 and 2015 included in the consolidated and combined carve-out statements of other comprehensive income.

	Cash Flow Hedge
	Before tax	Tax benefit		Accumulated
(in thousands of U.S. dollars)	gains (losses)	(expense)	Net of tax	OCI
Balance as of December 31, 2015	$(8,830)	1,589	(7,241)	$(7,241)
Effective portion of unrealized loss on cash flow hedge	(6,283)	—	(6,283)	(6,283)
Reclassification of amortization of cash flow hedge to earnings	641	(250)	391	391
Other comprehensive income for period	(5,642)	(250)	(5,892)	(5,892)
Balance as of September 30, 2016	$(14,472)	1,339	(13,133)	$(13,133)

	Cash Flow Hedge
	Before tax	Tax benefit		Accumulated
(in thousands of U.S. dollars)	gains (losses)	(expense)	Net of tax	OCI
Balance as of December 31, 2014	$(10,159)	1,984	(8,175)	$(8,175)
Effective portion of unrealized loss on cash flow hedge	(3,532)	—	(3,532)	(3,532)
Reclassification of amortization of cash flow hedge to earnings	641	(279)	362	362
Other comprehensive income for period	(2,891)	(279)	(3,170)	(3,170)
Balance as of September 30, 2015	$(13,050)	1,705	(11,345)	$(11,345)

Credit risk

Credit risk is the exposure to credit loss in the event of non-performance by the counterparties related to cash and cash equivalents, restricted cash, trade receivables and interest rate swap agreements. In order to minimize counterparty risk, bank relationships are established with counterparties with acceptable credit ratings at the time of the transactions. Credit risk related to receivables is managed by performing ongoing credit evaluations of the customers’ financial condition. In addition, Höegh LNG guarantees the payment of the Höegh Gallant time charter hire by EgyptCo under certain circumstances.

Concentrations of risk

Financial instruments, which potentially subject the Partnership to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, trade receivables, amounts due from owners and affiliates and derivative contracts (interest rate swaps). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Partnership does not have a policy of requiring collateral or security. Cash and cash equivalents and restricted cash are placed with qualified financial institutions. Periodic evaluations are performed of the relative credit standing of those financial institutions. In addition, exposure is limited by diversifying among counterparties. There are two charterers so there is a concentration of risk related to trade receivables. Credit risk related to trade receivables is limited by performing ongoing credit evaluations of the customer’s financial condition. In addition, Höegh LNG guarantees the payment of the Höegh Gallant time charter hire by EgyptCo under certain circumstances. No allowance for doubtful accounts was recorded for the three and nine month periods ended September 30, 2016 and 2015 and the year ended December 31, 2015. While the maximum exposure to loss due to credit risk is the book value of trade receivables at the balance sheet date, should the time charter for the PGN FSRU Lampung terminate prematurely, there could be delays in obtaining a new time charter and the rates could be lower depending upon the prevailing market conditions.